INCOME TAXES (Disclosure of provision for income taxes) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (14,414,266)	$ (31,694,048)
Expected income tax recovery based on statutory rate	(3,820,000)	(8,399,000)
Adjustments to expected income tax benefit:
Share-based compensation	849,000	1,253,000
Non-deductible expenses and other	4,000	8,000
Change in benefit of tax assets not recognised	2,967,000	7,138,000
Deferred income tax provision (recovery)	$ 0	$ 0